UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 91.1%

                                                         SHARES       VALUE
                                                       ---------   ----------
CONSUMER DISCRETIONARY -- 5.4%
   Amerigon * ......................................         320   $    2,058
   Arbitron ........................................         690       14,959
   Footstar ........................................       5,458        3,821
   Group 1 Automotive ..............................         215        5,465
   Kenneth Cole Productions, Cl A ..................       1,017        9,672
   McGraw-Hill .....................................         934       26,881
   Pacific Sunwear of California * .................         780        4,711
   Palm Harbor Homes * .............................       2,890        6,387
   Papa John's International * .....................         355        7,987
   PetSmart ........................................         350        8,235
   Wet Seal, Cl A * ................................       2,110        6,731
                                                                   ----------
                                                                       96,907
                                                                   ----------
CONSUMER STAPLES -- 7.7%
   Alliance One International * ....................         523        2,307
   Coca-Cola .......................................         270       14,394
   Constellation Brands, Cl A * ....................         970       15,345
   CVS/Caremark ....................................         998       35,230
   Darling International * .........................       1,220        8,479
   Kraft Foods, Cl A ...............................         270        7,430
   NBTY * ..........................................         532       19,370
   Universal .......................................         270       11,229
   Wal-Mart Stores .................................         490       24,343
                                                                   ----------
                                                                      138,127
                                                                   ----------
ENERGY -- 4.2%
   Allis-Chalmers Energy * .........................          70          244
   CARBO Ceramics ..................................         232       13,547
   ConocoPhillips ..................................         207       10,387
   Core Laboratories ...............................          28        2,920
   Dril-Quip * .....................................          80        3,887
   Massey Energy ...................................         410       11,927
   Noble ...........................................         380       15,481
   StealthGas ......................................       2,460       15,793
                                                                   ----------
                                                                       74,186
                                                                   ----------
FINANCIALS -- 14.3%
   American Express ................................         320       11,149
   Berkshire Hathaway, Cl B * ......................          32      105,056
   CB Richard Ellis Group, Cl A * ..................         153        1,584
   Ezcorp, Cl A * ..................................       1,394       18,080
   Fidelity National Financial, Cl A ...............         840       11,399
   First American ..................................         640       19,449
   HRPT Properties Trust (A) .......................         140          984
   Hudson City Bancorp .............................         700        9,198
   MFA Financial (A) ...............................       1,920       14,247
   Moody's .........................................         128        3,031
   New York Community Bancorp ......................       1,786       19,271
   Ocwen Financial * ...............................       1,000       10,930
   Raymond James Financial .........................         387        9,137

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                          SHARES       VALUE
                                                       ---------   ----------
FINANCIALS -- CONTINUED
   Safeguard Scientifics * .........................       2,210   $   21,525
   South Financial Group ...........................       1,280        1,024
                                                                   ----------
                                                                      256,064
                                                                   ----------
HEALTH CARE -- 16.3%
   Adolor * ........................................       3,045        4,415
   Allied Healthcare Products * ....................         300        1,641
   Animal Health International * ...................       5,560       13,511
   Charles River Laboratories International * ......          90        3,287
   Cornerstone Therapeutics * ......................       1,400        7,840
   DaVita * ........................................         350       18,561
   Elan ADR * ......................................       1,789        9,750
   Harvard Bioscience * ............................       1,350        4,887
   Johnson & Johnson ...............................         310       18,306
   Merit Medical Systems * .........................         350        5,943
   Natus Medical * .................................         989       13,737
   Palomar Medical Technologies * ..................       1,060       10,770
   Pfizer ..........................................         532        9,058
   PSS World Medical * .............................         813       16,439
   Quest Diagnostics ...............................          80        4,474
   Questcor Pharmaceuticals * ......................       2,210       10,034
   Rochester Medical * .............................       1,610       16,277
   Santarus * ......................................       1,415        4,372
   Schering-Plough .................................         152        4,286
   Skilled Healthcare Group, Cl A * ................       3,500       28,140
   Stryker .........................................          90        4,140
   Thermo Fisher Scientific * ......................         500       22,500
   Trinity Biotech ADR * ...........................       2,908       10,934
   UnitedHealth Group ..............................         659       17,101
   VCA Antech * ....................................         160        3,811
   Waters * ........................................          80        4,594
   WellPoint * .....................................         235       10,989
   Zimmer Holdings * ...............................         230       12,091
                                                                   ----------
                                                                      291,888
                                                                   ----------
INDUSTRIALS -- 20.6%
   Actuant, Cl A ...................................       1,090       17,015
   AerCap Holdings * ...............................         529        4,433
   Allied Defense Group * ..........................       2,330       14,679
   American Reprographics * ........................       2,430       14,580
   ATS Automation Tooling Systems * ................       2,742       15,909
   Blount International * ..........................       2,280       20,611
   Boart Longyear Group ............................       7,390        1,862
   Bucyrus International, Cl A .....................         350       15,547
   Ceradyne * ......................................         740       11,929
   CIRCOR International ............................         360        9,810
   Colfax * ........................................       1,350       14,688
   Corporate Executive Board .......................         490       11,765
   Dycom Industries * ..............................       1,420       14,030
   Esterline Technologies * ........................         606       25,519
   Flow International * ............................       2,100        5,061

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                          SHARES       VALUE
                                                       ---------   ----------
INDUSTRIALS -- CONTINUED
   GEA Group .......................................         480   $    9,060
   Goodrich ........................................         440       23,914
   GrafTech International * ........................       1,226       16,551
   Huron Consulting Group * ........................          90        2,088
   Innerworkings * .................................       1,093        5,629
   Interface, Cl A .................................       3,370       26,151
   KHD Humboldt Wedag International * ..............         590        5,404
   Knoll ...........................................         500        4,900
   Manitowoc .......................................         530        4,844
   Mine Safety Appliances ..........................         440       11,216
   Orbital Sciences * ..............................         330        4,250
   Quanex Building Products ........................         195        2,900
   Rockwell Collins ................................         410       20,656
   Spirit Aerosystems Holdings, Cl A * .............         505        8,039
   Systaic * .......................................       1,532       13,432
   Titan International .............................       1,200       10,080
   Watts Water Technologies, Cl A ..................          55        1,554
                                                                   ----------
                                                                      368,106
                                                                   ----------
INFORMATION TECHNOLOGY -- 13.7%
   Advanced Analogic Technologies * ................       4,292       13,520
   ATMI * ..........................................         100        1,515
   Brooks Automation * .............................       2,497       17,179
   eBay * ..........................................         350        7,795
   EchoStar, Cl A * ................................         820       14,891
   Fair Isaac ......................................         580       11,791
   Fidelity National Information Services ..........         815       17,735
   FLIR Systems * ..................................         510       14,183
   Harris ..........................................         270       11,264
   Intevac * .......................................       1,977       20,165
   Kopin * .........................................         700        3,108
   Logitech International * ........................         460        7,820
   Mantech International, Cl A * ...................         263       11,535
   Maxim Integrated Products .......................         315        5,251
   Measurement Specialties * .......................       1,304       10,054
   Monotype Imaging Holdings * .....................          90          677
   Nokia ADR .......................................         950       11,980
   PC Mall * .......................................         214        1,517
   Polycom * .......................................         360        7,729
   SAIC * ..........................................         508        8,997
   Seagate Technology ..............................         450        6,278
   Silicon Storage Technology * ....................       1,189        2,414
   Ultra Clean Holdings * ..........................       4,555       25,098
   Virage Logic * ..................................         450        2,655
   Western Union ...................................         490        8,903
                                                                   ----------
                                                                      244,054
                                                                   ----------
MATERIALS -- 7.8%
   Agrium ..........................................         170        7,982
   Barrick Gold ....................................         261        9,378
   Brush Engineered Materials * ....................         160        2,952

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                        SHARES/
                                                         FACE
                                                        AMOUNT        VALUE
                                                       ---------   ----------
MATERIALS -- CONTINUED
   Flotek Industries * .............................          40   $       64
   FMC .............................................         320       16,352
   Haynes International * ..........................          80        2,265
   Huntsman ........................................       1,970       15,661
   Kinross Gold ....................................         241        4,478
   Lihir Gold ADR * ................................         330        8,996
   Methanex ........................................       1,410       24,181
   Nyrstar (B) .....................................         150        1,759
   Olin ............................................         870       13,285
   Omnova Solutions * ..............................       1,970       12,628
   Reliance Steel & Aluminum .......................         220        8,026
   Schnitzer Steel Industries, Cl A ................         130        5,621
   Yamana Gold .....................................         488        5,197
                                                                   ----------
                                                                      138,825
                                                                   ----------
UTILITIES -- 1.2%
   Allegheny Energy ................................         130        2,967
   Constellation Energy Group ......................         260        8,039
   Mirant * ........................................         696        9,730
                                                                   ----------
                                                                       20,736
                                                                   ----------
   TOTAL COMMON STOCK
      (Cost $1,333,463) ............................                1,628,893
                                                                   ----------
EXCHANGE TRADED FUNDS -- 2.7%
   BlackRock Floating Rate Income Strategies Fund ..       1,000       12,390
   Eaton Vance Senior Floating-Rate Trust ..........       2,040       26,479
   iShares Russell 2000 Index Fund .................          40        2,254
   SunAmerica Focused Alpha Growth Fund ............         520        6,199
                                                                   ----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $34,635) ...............................                   47,322
                                                                   ----------
CORPORATE OBLIGATION -- 1.0%
   Allis-Chalmers Energy
      8.500%, 03/01/17
      (Cost $16,782) ...............................   $  25,000       17,812
                                                                   ----------
SHORT-TERM INVESTMENT -- 7.5%
CASH EQUIVALENT -- 7.5%
   Fidelity Institutional Money Market Funds -
      Money Market Portfolio, Cl I, 0.320% (C)
      (Cost $133,459) ..............................     133,459      133,459
                                                                   ----------
   TOTAL INVESTMENTS-- 102.2%
      (Cost $1,518,339)+ ...........................               $1,827,486
                                                                   ==========

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

PERCENTAGES ARE BASED ON NET ASSETS OF $1,788,144.

*    NON-INCOME PRODUCING SECURITY.

(A)  REAL ESTATE INVESTMENT TRUST

(B)  THIS SECURITY IS DOMICILED IN BELGIUM AND TRADES IN EURO.

(C)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

ADR - AMERICAN DEPOSITARY RECEIPT

CL  - CLASS

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments carried at value:

Investments in Securities          Level 1     Level 2   Level 3      Total
-------------------------         ---------    -------   -------   -----------
   Common Stock                   $1,628,893   $    --     $--     $1,628,893
   Corporate Obligation                   --    17,812      --         17,812
   Exchange-Traded Funds              47,322        --      --         47,322
   Short-Term Investment             133,459        --      --        133,459
                                  ----------   -------     ---     -----------
Total Investments in Securities   $1,809,674   $17,812     $--     $1,827,486
                                  ==========   =======     ===     ===========

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,518,339, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $374,475 AND $(65,328), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GRT-QH-001-0300

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: December 23, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and
                                        Chief Financial Officer

Date: December 23, 2009